Empower Real Estate Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Dow Jones U.S. Select REIT Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.67%	6.65%		4.81%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	3.52%	6.31%		4.50%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	3.16%	5.95%		4.13%